UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013*

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Target Return Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2013

MFS® DIVERSIFIED TARGET RETURN FUND

PORTFOLIO OF INVESTMENTS

1/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 86.8%
Aerospace - 2.0%
Cobham PLC	21,761	$73,064
Embraer S.A., ADR	1,070	35,278
Honeywell International, Inc.	5,560	379,414
Kaman Corp.	270	9,812
Lockheed Martin Corp.	6,250	542,938
Northrop Grumman Corp.	4,065	264,388
Precision Castparts Corp.	2,849	522,507
Raytheon Co.	398	20,967
Rolls-Royce Holdings PLC	5,038	75,588
TransDigm Group, Inc.	1,070	144,921
United Technologies Corp.	4,850	424,715

		$2,493,592
Airlines - 0.4%
Copa Holdings S.A., “A”	1,001	$109,710
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	755	90,155
Qantas Airways Ltd. (a)	26,431	42,170
Stagecoach Group PLC	16,467	79,943
U.S. Airways Group, Inc. (a)	8,120	115,954
United Continental Holdings, Inc. (a)	1,720	41,538

		$479,470
Alcoholic Beverages - 1.2%
Beam, Inc.	1,840	$112,866
Carlsberg Group	864	92,459
Diageo PLC	15,369	457,523
Heineken N.V.	6,792	477,617
Pernod Ricard S.A.	2,289	286,558

		$1,427,023
Apparel Manufacturers - 1.2%
Cia.Hering S.A.	2,300	$43,751
Compagnie Financiere Richemont S.A.	938	77,149
Gerry Weber International AG	2,111	102,671
Guess?, Inc.	4,800	130,032
Hanesbrands, Inc. (a)	1,380	51,722
Li & Fung Ltd.	210,000	295,149
LVMH Moet Hennessy Louis Vuitton S.A.	2,098	395,537
Michael Kors Holdings Ltd. (a)	1,040	58,375
NIKE, Inc., “B”	2,150	116,208
PVH Corp.	260	30,906
VF Corp.	1,493	220,337

		$1,521,837
Automotive - 1.8%
Bayerische Motoren Werke AG	959	$96,553
BorgWarner Transmission Systems, Inc. (a)	2,269	168,314
Delphi Automotive PLC (a)	12,280	474,745
DENSO Corp.	5,300	198,218
Geely Automobile Holdings Ltd.	170,000	88,777
General Motors Co. (a)	4,490	126,124
GKN PLC	22,881	87,385

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - continued
Guangzhou Automobile Group Co. Ltd., “H”	96,000	$80,336
Honda Motor Co. Ltd.	9,800	375,625
Johnson Controls, Inc.	7,870	244,678
Lear Corp.	800	39,200
LKQ Corp. (a)	5,710	127,847
USS Co. Ltd.	510	57,221

		$2,165,023
Biotechnology - 1.2%
Abcam PLC	11,557	$71,393
Alexion Pharmaceuticals, Inc. (a)	2,040	191,740
Amgen, Inc.	4,728	404,055
Anacor Pharmaceuticals, Inc. (a)	1,910	7,621
Biogen Idec, Inc. (a)	525	81,942
Celgene Corp. (a)	1,877	185,748
Gilead Sciences, Inc. (a)	6,380	251,691
Hyperion Therapeutics, Inc. (a)	380	5,939
Medivation, Inc. (a)	680	36,965
Regeneron Pharmaceuticals, Inc. (a)	250	43,485
ViroPharma, Inc. (a)	6,050	161,293

		$1,441,872
Broadcasting - 1.8%
CBS Corp., “B”	2,020	$84,274
Discovery Communications, Inc., “A” (a)	3,625	251,503
Fuji Television Network, Inc.	41	64,429
Havas S.A.	9,102	59,643
Interpublic Group of Companies, Inc.	4,210	50,983
News Corp., “A”	11,810	327,609
Nippon Television Holdings, Inc.	9,300	132,312
Omnicom Group, Inc.	1,815	98,518
Publicis Groupe	3,201	209,732
Rightmove PLC	3,895	103,534
Scripps Networks Interactive, Inc., “A”	1,720	106,244
Viacom, Inc., “B”	5,330	321,666
Walt Disney Co.	6,530	351,836

		$2,162,283
Brokerage & Asset Managers - 1.2%
Aberdeen Asset Management PLC	6,097	$38,911
Affiliated Managers Group, Inc. (a)	2,345	337,516
BlackRock, Inc.	1,241	293,223
BM&F Bovespa S.A.	5,200	36,401
Computershare Ltd.	9,659	105,458
Daiwa Securities Group, Inc.	14,000	81,295
Evercore Partners, Inc.	1,680	64,378
Franklin Resources, Inc.	1,280	175,206
GFI Group, Inc.	5,640	19,176
IG Group Holdings PLC	17,443	123,384
LPL Financial Holdings, Inc.	1,670	55,611
NASDAQ OMX Group, Inc.	2,120	60,038
Schroders PLC	3,348	102,747
TD Ameritrade Holding Corp.	1,890	36,647

		$1,529,991

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 3.6%
Accenture PLC, “A”	7,950	$571,526
Amadeus Holdings AG	13,605	341,286
Brenntag AG	1,179	168,009
Bright Horizons Family Solutions, Inc. (a)	4,660	130,480
Brunel International N.V.	1,501	80,381
Bunzl PLC	6,014	108,068
Capita PLC	5,958	74,367
Cognizant Technology Solutions Corp., “A” (a)	4,619	361,113
Compass Group PLC	31,380	380,233
Concur Technologies, Inc. (a)	1,670	111,723
Constant Contact, Inc. (a)	5,300	79,818
CoreLogic, Inc. (a)	2,070	54,317
Dun & Bradstreet Corp.	480	39,139
Equinix, Inc. (a)	236	50,841
Experian Group Ltd.	4,295	73,636
Fidelity National Information Services, Inc.	2,590	96,115
Fiserv, Inc. (a)	550	44,171
FleetCor Technologies, Inc. (a)	4,470	267,485
Gartner, Inc. (a)	4,030	207,585
IHS, Inc., “A” (a)	260	26,754
Intertek Group PLC	3,768	185,795
Jones Lang LaSalle, Inc.	1,580	145,581
LPS Brasil - Consultoria de Imoveis S.A.	1,200	21,332
Mitsubishi Corp.	4,500	94,877
Nomura Research Institute Ltd.	9,300	213,063
Performant Financial Corp. (a)	3,860	49,022
Realogy Holdings Corp. (a)	1,080	48,352
Sodexo	1,402	124,840
Verisk Analytics, Inc., “A” (a)	4,910	270,836

		$4,420,745
Cable TV - 1.0%
Charter Communications, Inc., “A” (a)	1,520	$118,514
Comcast Corp., “A”	4,817	183,431
Comcast Corp., “Special A”	8,920	327,632
Dish Network Corp., “A”	670	24,971
Time Warner Cable, Inc.	5,873	524,694
Ziggo N.V.	2,171	69,258

		$1,248,500
Chemicals - 1.2%
3M Co.	1,750	$175,960
Celanese Corp.	5,540	259,715
CF Industries Holdings, Inc.	1,946	445,965
Givaudan S.A.	78	86,738
Intrepid Potash, Inc.	2,070	48,231
LyondellBasell Industries N.V., “A”	730	46,297
Monsanto Co.	1,326	134,390
Nufarm Ltd.	6,845	39,687
PPG Industries, Inc.	1,590	219,213
Victrex PLC	1,948	47,393

		$1,503,589

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 3.1%
ANSYS, Inc. (a)	840	$61,824
Autodesk, Inc. (a)	2,090	81,259
Check Point Software Technologies Ltd. (a)	4,300	215,000
Citrix Systems, Inc. (a)	3,384	247,573
CommVault Systems, Inc. (a)	1,640	125,837
Dassault Systemes S.A.	1,087	120,849
Fair Isaac Corp.	630	28,394
Intuit, Inc.	583	36,368
Microsoft Corp.	11,590	318,377
Nuance Communications, Inc. (a)	1,887	45,382
OBIC Co. Ltd.	1,020	218,289
Oracle Corp.	24,482	869,356
PTC, Inc. (a)	6,250	144,875
Qlik Technologies, Inc. (a)	6,430	142,810
Salesforce.com, Inc. (a)	982	169,032
SAP AG	1,145	93,809
SolarWinds, Inc. (a)	7,009	381,430
Symantec Corp. (a)	5,240	114,075
TIBCO Software, Inc. (a)	6,750	158,220
VeriSign, Inc. (a)	4,559	197,906

		$3,770,665
Computer Software - Systems - 2.7%
Apple, Inc. (s)	3,030	$1,379,589
Asustek Computer, Inc.	2,660	30,450
Canon, Inc.	6,600	242,867
E2open, Inc. (a)	630	11,246
EMC Corp. (a)	11,943	293,917
Exa Corp. (a)	1,880	18,819
ExactTarget, Inc. (a)	1,780	39,142
FleetMatics Group PLC (a)	3,070	76,965
Fusion-io, Inc. (a)	2,140	37,407
Greenway Medical Technologies, Inc. (a)	1,330	19,817
Guidewire Software, Inc. (a)	1,310	43,387
Hewlett-Packard Co.	10,810	178,473
Ingram Micro, Inc., “A” (a)	2,260	41,087
International Business Machines Corp.	2,239	454,674
Konica Minolta Holdings, Inc.	5,500	43,726
NICE Systems Ltd. (a)	2,605	95,519
NICE Systems Ltd., ADR (a)	1,660	61,237
Nintendo Co. Ltd.	200	19,509
PROS Holdings, Inc. (a)	1,150	25,369
SciQuest, Inc. (a)	4,140	68,476
Seagate Technology PLC	1,480	50,290
Venture Corp. Ltd.	3,000	20,579
Verifone Systems, Inc. (a)	10	347
Xerox Corp.	6,500	52,065

		$3,304,957
Conglomerates - 0.3%
Alfa S.A.B de C.V.	43,240	$103,827
DCC PLC	2,196	71,860
First Pacific Co. Ltd.	94,000	120,963
Hutchison Whampoa Ltd.	9,000	100,614

		$397,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.9%
Bellway PLC	7,475	$131,594
Geberit AG	608	142,171
NVR, Inc. (a)	134	137,974
PDG Realty S.A., ADR	24,561	77,613
Pulte Homes, Inc. (a)	2,260	46,872
Semen Indonesia Persero Tbk PT	28,000	45,277
Sherwin-Williams Co.	200	32,428
Stanley Black & Decker, Inc.	6,704	515,068

		$1,128,997
Consumer Products - 1.9%
Christian Dior S.A.	441	$77,064
Colgate-Palmolive Co.	1,280	137,434
Energizer Holdings, Inc.	1,270	110,503
Estee Lauder Cos., Inc., “A”	1,096	66,779
Henkel KGaA, IPS	3,111	274,694
Herbalife Ltd.	4,539	164,856
International Flavors & Fragrances, Inc.	2,060	145,086
Kao Corp.	6,600	189,386
Kose Corp.	1,000	21,084
L’Oreal S.A.	390	57,932
Newell Rubbermaid, Inc.	2,220	52,126
Nu Skin Enterprises, Inc., “A”	4,541	192,357
Procter & Gamble Co.	4,789	359,941
Reckitt Benckiser Group PLC	6,566	437,583
Uni-Charm Corp.	1,500	79,556

		$2,366,381
Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A.	1,300	$25,297
Expedia, Inc.	1,740	113,535
H&R Block, Inc.	820	18,671
HomeAway, Inc. (a)	3,444	82,553
MakeMyTrip Ltd. (a)	2,350	36,002
Priceline.com, Inc. (a)	521	357,130

		$633,188
Containers - 0.5%
Ball Corp.	4,100	$182,532
Bemis Co., Inc.	1,110	39,605
Brambles Ltd.	3,941	33,329
Greif, Inc., “A”	880	41,342
Owens-Illinois, Inc. (a)	1,180	28,084
Packaging Corp. of America	1,870	71,864
Sealed Air Corp.	1,730	32,386
Silgan Holdings, Inc.	3,120	133,848
Viscofan S.A.	1,364	71,341

		$634,331
Electrical Equipment - 2.6%
AMETEK, Inc.	6,492	$266,107
Amphenol Corp., “A”	1,290	87,165
Danaher Corp. (s)	10,600	635,258
General Electric Co.	11,270	251,096
Legrand S.A.	3,555	161,342

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Mettler-Toledo International, Inc. (a)	1,050	$223,157
MSC Industrial Direct Co., Inc., “A”	2,280	180,394
Pentair Ltd.	1,320	66,898
Schneider Electric S.A.	3,929	299,282
Sensata Technologies Holding B.V. (a)	5,720	192,993
Siemens AG	2,140	234,896
Spectris PLC	1,529	53,689
TriMas Corp. (a)	1,360	42,010
Tyco International Ltd.	8,130	245,770
W.W. Grainger, Inc.	870	189,503
WESCO International, Inc. (a)	1,500	109,395

		$3,238,955
Electronics - 1.7%
Altera Corp.	9,310	$311,140
Analog Devices, Inc.	1,020	44,513
ASM International N.V.	690	27,507
ASML Holding N.V.	509	38,221
ASML Holding N.V.	497	37,318
Broadcom Corp., “A”	940	30,503
Halma PLC	7,548	55,115
Hirose Electric Co. Ltd.	400	47,548
Intel Corp.	10,630	223,655
JDS Uniphase Corp. (a)	5,610	81,401
Linear Technology Corp.	4,090	149,776
Mellanox Technologies Ltd. (a)	1,850	98,457
Microchip Technology, Inc.	8,040	268,938
Monolithic Power Systems, Inc.	2,440	56,852
Samsung Electronics Co. Ltd.	66	87,764
Siliconware Precision Industries Co. Ltd., ADR	19,234	98,670
Taiwan Semiconductor Manufacturing Co. Ltd.	28,654	98,501
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,542	240,235
Ultratech, Inc. (a)	1,640	66,797
Universal Display Corp. (a)	440	12,241
Veeco Instruments, Inc. (a)	2,290	72,019

		$2,147,171
Energy - Independent - 2.2%
Anadarko Petroleum Corp.	1,170	$93,623
Apache Corp.	610	51,094
Berry Petroleum Corp., “A”	720	26,510
Cabot Oil & Gas Corp.	8,313	438,760
Cairn Energy PLC	15,875	72,260
Cenovus Energy, Inc.	2,240	74,360
CNOOC Ltd.	24,000	49,576
Concho Resources, Inc. (a)	950	86,659
CONSOL Energy, Inc.	730	22,878
Devon Energy Corp.	490	28,023
Energy XXI (Bermuda) Ltd.	2,395	75,011
EOG Resources, Inc.	2,060	257,459
EQT Corp.	2,560	152,090
HollyFrontier Corp.	2,370	123,761
INPEX Corp.	23	133,304
Marathon Petroleum Corp.	650	48,237
Noble Energy, Inc.	1,790	192,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Occidental Petroleum Corp.	3,140	$277,168
Pioneer Natural Resources Co.	1,738	204,285
QEP Resources, Inc.	1,242	36,453
Range Resources Corp.	1,110	74,559
Reliance Industries Ltd.	4,336	72,279
SM Energy Co.	1,910	111,086
Unit Corp. (a)	390	18,771

		$2,721,150
Energy - Integrated - 3.1%
BG Group PLC	13,517	$240,105
BP PLC	64,381	476,590
Chevron Corp.	7,344	845,662
Exxon Mobil Corp. (s)	18,285	1,645,101
Royal Dutch Shell PLC, “A”	17,468	620,852
Suncor Energy, Inc.	1,275	43,335

		$3,871,645
Engineering - Construction - 0.4%
Fluor Corp.	3,520	$228,202
JGC Corp.	8,000	226,497
Keppel Corp. Ltd.	8,200	76,193

		$530,892
Entertainment - 0.1%
AMC Networks, Inc., “A” (a)	1,080	$61,528
Six Flags Entertainment Corp.	1,210	76,157

		$137,685
Food & Beverages - 3.8%
Booker Group PLC	29,301	$48,888
Britvic PLC	12,981	92,398
Bunge Ltd.	1,440	114,710
Campbell Soup Co.	1,130	41,482
Chr. Hansen Holding A/S	2,447	86,618
Coca-Cola Co.	6,157	229,287
Coca-Cola Enterprises, Inc.	6,850	238,860
Dean Foods Co. (a)	4,400	80,564
Dr Pepper Snapple Group, Inc.	1,560	70,309
Flowers Foods, Inc.	1,450	38,976
General Mills, Inc.	8,240	345,586
Green Mountain Coffee Roasters, Inc. (a)	1,990	90,605
Groupe Danone	13,367	926,361
Ingredion, Inc.	2,367	156,388
ITO EN Ltd.	600	11,659
J.M. Smucker Co.	1,050	93,062
Kellogg Co.	530	31,005
Kerry Group PLC	1,591	83,494
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,400	95,224
McCormick & Co., Inc.	250	15,588
Mead Johnson Nutrition Co., “A”	3,729	283,404
Mondelez International, Inc.	6,090	169,241
Nestle S.A.	12,580	883,316
PepsiCo, Inc. (s)	1,100	80,135
Smithfield Foods, Inc. (a)	4,350	101,399

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Tate & Lyle PLC	2,380	$30,669
Tyson Foods, Inc., “A”	9,120	201,734
Want Want China Holdings Ltd.	30,000	39,843

		$4,680,805
Food & Drug Stores - 1.1%
Alimentation Couche-Tard, Inc.	743	$36,244
Brazil Pharma S.A.	4,200	31,004
Cosmos Pharmaceutical Corp.	836	89,501
CP All PLC	29,000	45,464
CVS Caremark Corp.	8,240	421,888
Dairy Farm International Holdings Ltd.	1,800	21,960
Kroger Co.	10,942	303,093
Lawson, Inc.	3,600	261,009
Sundrug Co. Ltd.	800	30,095
Walgreen Co.	3,720	148,651
Wumart Stores, Inc.	11,000	21,900

		$1,410,809
Gaming & Lodging - 0.5%
Las Vegas Sands Corp.	1,580	$87,295
Norwegian Cruise Line Holdings Ltd. (a)	1,980	52,213
Sands China Ltd.	49,200	248,049
Wynn Resorts Ltd.	1,672	209,368

		$596,925
General Merchandise - 1.1%
Clicks Group Ltd.	10,845	$72,745
Costco Wholesale Corp.	931	95,279
Dillard’s, Inc.	840	70,904
Dollar General Corp. (a)	1,082	50,010
Dollarama, Inc.	600	36,503
Five Below, Inc. (a)	4,100	151,700
Hudson’s Bay Co.	1,860	31,236
Kohl’s Corp.	2,170	100,449
Lojas Renner S.A.	600	24,017
Macy’s, Inc.	7,030	277,755
Target Corp.	7,330	442,805
Wal-Mart Stores, Inc.	831	58,128

		$1,411,531
Health Maintenance Organizations - 0.2%
Centene Corp. (a)	390	$16,832
UnitedHealth Group, Inc.	2,940	162,317
WellPoint, Inc.	1,930	125,103

		$304,252
Insurance - 3.4%
ACE Ltd.	3,110	$265,376
Aflac, Inc.	2,390	126,813
AIA Group Ltd.	56,200	223,556
Allied World Assurance Co.	1,520	128,942
American International Group, Inc. (a)	9,673	365,930
Amlin PLC	18,006	109,547
Aon PLC	2,390	137,999

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Assurant, Inc.	1,290	$49,330
Berkshire Hathaway, Inc., “B” (a)	140	13,570
Catlin Group Ltd.	4,049	33,553
Chubb Corp.	750	60,233
Delta Lloyd N.V.	5,250	103,291
Euler Hermes	285	25,443
Everest Re Group Ltd.	2,490	288,367
Genworth Financial, Inc. (a)	2,130	19,532
Hanover Insurance Group, Inc.	820	34,079
Hartford Financial Services Group, Inc.	1,070	26,536
Hiscox Ltd.	23,421	176,071
ING Groep N.V. (a)	25,902	261,979
Jardine Lloyd Thompson Group PLC	2,486	30,951
MetLife, Inc.	11,330	423,062
Protective Life Corp.	1,150	36,386
Prudential Financial, Inc.	7,590	439,309
Sony Financial Holdings, Inc.	5,900	99,618
Storebrand A.S.A. (a)	12,357	63,358
Swiss Re Ltd.	2,766	205,919
Symetra Financial Corp.	2,390	33,341
Travelers Cos., Inc.	1,410	110,629
Unum Group	1,380	32,168
Validus Holdings Ltd.	6,012	218,897
Zurich Insurance Group AG	370	106,440

		$4,250,225
Internet - 1.6%
AOL, Inc.	1,530	$46,895
eBay, Inc. (a)	4,340	242,736
Facebook, Inc., “A “ (a)	1,420	43,977
Google, Inc., “A” (a)	1,362	1,029,250
LinkedIn Corp., “A” (a)	890	110,173
Millennial Media, Inc. (a)	2,490	28,735
Rackspace Hosting, Inc. (a)	2,680	201,938
Shutterfly, Inc. (a)	1,720	56,898
Yahoo Japan Corp.	391	153,715
Yahoo!, Inc. (a)	5,240	102,861

		$2,017,178
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	2,230	$25,400
Brunswick Corp.	1,730	62,557
Hasbro, Inc.	2,420	90,435
Mattel, Inc.	1,190	44,780
Polaris Industries, Inc.	1,235	107,556
Sankyo Co. Ltd.	400	15,922

		$346,650
Machinery & Tools - 2.6%
Allison Transmission Holdings, Inc.	3,360	$74,861
Burckhardt Compression Holding AG	249	87,966
Cummins, Inc.	3,320	381,236
Eaton Corp. PLC	3,810	216,980
Flowserve Corp.	320	50,166
GEA Group AG	4,815	174,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
GLORY Ltd.	5,800	$135,542
IPG Photonics Corp.	828	54,217
Joy Global, Inc.	8,113	512,498
Kennametal, Inc.	4,070	166,911
Kone Oyj, “B”	761	62,772
Neopost S.A.	1,136	64,783
Oshkosh Corp. (a)	2,460	96,383
Polypore International, Inc. (a)	2,620	101,106
Proto Labs, Inc. (a)	1,220	50,179
Roper Industries, Inc.	2,460	288,927
Schindler Holding AG	1,785	264,793
Sinotruk (Hong Kong) Ltd.	38,500	25,765
Spirax-Sarco Engineering PLC	2,270	81,293
Titan Machinery, Inc. (a)	1,250	36,138
United Rentals, Inc. (a)	910	46,064
WABCO Holdings, Inc. (a)	2,280	142,865
Weir Group PLC	2,510	78,980

		$3,194,984
Major Banks - 4.6%
Banco Santander S.A.	10,710	$89,855
Bank of Ireland (a)	71,620	13,906
Bank of New York Mellon Corp.	5,040	136,886
Barclays PLC	60,039	286,618
BNP Paribas	3,898	244,576
BOC Hong Kong Holdings Ltd.	16,000	55,187
Comerica, Inc.	1,548	53,189
Goldman Sachs Group, Inc.	4,180	618,055
HSBC Holdings PLC	36,766	417,914
Huntington Bancshares, Inc.	6,750	46,980
JPMorgan Chase & Co. (s)	24,620	1,158,371
KeyCorp	6,790	63,826
Mitsubishi UFJ Financial Group, Inc.	17,600	100,274
Morgan Stanley	6,300	143,955
PNC Financial Services Group, Inc.	6,710	414,678
Regions Financial Corp.	5,250	40,845
Standard Chartered PLC	9,746	259,294
State Street Corp.	5,295	294,667
Sumitomo Mitsui Financial Group, Inc.	8,300	333,107
Wells Fargo & Co.	16,980	591,413
Westpac Banking Corp.	9,680	283,044

		$5,646,640
Medical & Health Technology & Services - 1.8%
Advisory Board Co. (a)	2,770	$150,217
AmerisourceBergen Corp.	3,210	145,638
Brookdale Senior Living, Inc. (a)	1,470	39,705
Capital Senior Living Corp. (a)	1,810	38,426
Catamaran Corp. (a)	4,310	223,646
Cerner Corp. (a)	2,414	199,276
Diagnosticos da America S.A.	7,200	51,161
Express Scripts Holding Co. (a)	3,772	201,500
Fleury S.A.	1,600	17,877
Fresenius Medical Care AG & Co. KGaA	1,124	79,254
HCA Holdings, Inc.	8,272	311,441

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Health Management Associates, Inc., “A” (a)	3,750	$39,150
Healthcare Services Group, Inc.	2,410	58,202
Henry Schein, Inc. (a)	2,030	175,270
HMS Holdings Corp. (a)	1,750	47,705
IDEXX Laboratories, Inc. (a)	730	69,503
Kobayashi Pharmaceutical Co. Ltd.	800	39,018
McKesson Corp.	1,211	127,434
Miraca Holdings, Inc.	4,700	196,080
Quest Diagnostics, Inc.	690	39,986
Universal Health Services, Inc.	370	20,957

		$2,271,446
Medical Equipment - 2.8%
Abbott Laboratories	7,529	$255,083
Align Technology, Inc. (a)	2,720	85,299
Analogic Corp.	240	18,286
Becton, Dickinson & Co.	530	44,541
Cepheid, Inc. (a)	2,040	73,889
Conceptus, Inc. (a)	4,429	91,503
Cooper Cos., Inc.	2,241	227,125
Covidien PLC	7,326	456,703
DENTSPLY International, Inc.	1,480	61,805
DexCom, Inc. (a)	4,750	72,343
DIASORIN S.p.A.	1,807	70,441
Edwards Lifesciences Corp. (a)	1,200	107,916
Endologix, Inc. (a)	7,650	117,275
EnteroMedics, Inc. (a)	4,470	13,812
Essilor International S.A.	638	65,049
Globus Medical, Inc., “A” (a)	3,360	42,941
Intuitive Surgical, Inc. (a)	130	74,669
Medtronic, Inc.	4,240	197,584
Nihon Kohden Corp.	900	28,611
Novadaq Technologies, Inc. (a)	680	6,385
NxStage Medical, Inc. (a)	3,700	43,290
Pall Corp.	130	8,879
PerkinElmer, Inc.	1,570	55,327
Sirona Dental Systems, Inc. (a)	700	46,529
Sonova Holding AG	1,430	165,462
St. Jude Medical, Inc.	4,570	185,999
Stryker Corp.	1,310	82,072
Teleflex, Inc.	630	47,250
Thermo Fisher Scientific, Inc.	8,563	617,735
Uroplasty, Inc. (a)	5,580	14,508
Varian Medical Systems, Inc. (a)	490	34,619
Volcano Corp. (a)	1,440	36,058

		$3,448,988
Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	1,950	$72,755
Globe Specialty Metals, Inc.	4,850	73,526
GrafTech International Ltd. (a)	5,860	56,256
Iluka Resources Ltd.	32,822	332,684
Molycorp, Inc. (a)	5,570	41,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - continued
Rio Tinto Ltd.	1,431	$99,025
Rio Tinto PLC	5,970	337,076

		$1,012,429
Natural Gas - Distribution - 0.3%
AGL Resources, Inc.	900	$37,620
China Resources Gas Group Ltd.	16,000	35,485
GDF SUEZ	4,473	91,770
NorthWestern Corp.	940	34,771
Spectra Energy Corp.	4,500	125,010
Tokyo Gas Co. Ltd.	21,000	98,978

		$423,634
Natural Gas - Pipeline - 0.1%
Kinder Morgan, Inc.	2,758	$103,315

Network & Telecom - 0.8%
Ericsson, Inc., “B”	35,074	$408,232
Fortinet, Inc. (a)	3,980	93,888
Nokia Oyj	19,135	74,879
Qualcomm, Inc.	4,580	302,417
VTech Holdings Ltd.	8,100	93,320

		$972,736
Oil Services - 1.6%
Atwood Oceanics, Inc. (a)	1,900	$100,263
Basic Energy Services, Inc. (a)	3,270	42,281
Cameron International Corp. (a)	4,350	275,399
Core Laboratories N.V.	510	65,096
Dresser-Rand Group, Inc. (a)	6,908	421,733
Ensco PLC, “A”	870	55,306
FMC Technologies, Inc. (a)	3,710	175,669
Halliburton Co.	2,000	81,360
Helmerich & Payne, Inc.	570	36,674
John Wood Group PLC	5,777	73,848
Key Energy Services, Inc. (a)	5,170	42,032
Noble Corp.	510	20,655
Oil States International, Inc. (a)	1,220	94,648
Saipem S.p.A.	2,608	74,010
Schlumberger Ltd.	1,826	142,519
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	956	95,797
Superior Energy Services, Inc. (a)	5,200	129,844
Technip	280	30,361

		$1,957,495
Other Banks & Diversified Financials - 3.7%
Aeon Credit Service Co. Ltd.	3,800	$78,705
Air Lease Corp. (a)	1,240	29,599
American Express Co.	2,930	172,313
Anglo Irish Bank Corp. PLC (a)	10,470	0
Banco Santander Chile, ADR	1,486	44,877
Brookline Bancorp, Inc.	2,120	18,677
Capital One Financial Corp.	1,360	76,595
CapitalSource, Inc.	3,930	31,872
Chiba Bank Ltd.	16,000	99,732

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
CIT Group, Inc. (a)	1,110	$47,009
Citigroup, Inc.	11,419	481,425
Credicorp Ltd.	948	148,580
DBS Group Holdings Ltd.	7,000	84,612
Discover Financial Services	12,308	472,504
DNB A.S.A.	6,618	92,554
Erste Group Bank AG (a)	5,882	197,947
Fifth Third Bancorp	4,070	66,300
First Republic Bank	400	14,276
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	5,810	90,346
Hachijuni Bank Ltd.	3,000	15,025
HDFC Bank Ltd.	5,068	61,270
HDFC Bank Ltd., ADR	1,410	56,710
ICICI Bank Ltd.	2,339	52,380
Itau Unibanco Holding S.A., ADR	7,500	129,225
Joyo Bank Ltd.	4,000	18,765
Julius Baer Group Ltd.	2,684	109,861
Jyske Bank (a)	2,066	67,304
KBC Group N.V.	2,691	106,089
MasterCard, Inc., “A”	793	411,091
North Pacific Ltd. (a)	6,600	21,075
PT Bank Mandiri (Persero) Tbk.	51,000	47,387
PT Bank Rakyat Indonesia (Persero) Tbk.	150,500	122,841
Sberbank of Russia, ADR	3,184	46,964
Siam Commercial Bank Public Co. Ltd.	18,700	112,250
SunTrust Banks, Inc.	4,270	121,140
Sydbank A/S (a)	706	13,928
UniCredit S.p.A (a)	25,380	163,896
Unione di Banche Italiane S.c.p.A.	2,513	13,123
Visa, Inc., “A”	3,129	494,100
Western Union Co.	4,080	58,058
Zions Bancorporation	1,660	38,711

		$4,529,116
Pharmaceuticals - 4.4%
AbbVie, Inc.	5,669	$207,996
Allergan, Inc.	760	79,808
Auxilium Pharmaceuticals, Inc. (a)	1,350	24,840
Bayer AG	4,053	399,970
Bristol-Myers Squibb Co.	610	22,045
Eli Lilly & Co.	1,790	96,105
Genomma Lab Internacional S.A., “B” (a)	41,593	94,965
GlaxoSmithKline PLC	18,306	419,677
Hisamitsu Pharmaceutical Co., Inc.	200	10,706
Johnson & Johnson	11,370	840,470
Kythera Biopharmaceuticals, Inc. (a)	680	19,020
Merck & Co., Inc.	6,180	267,285
Novartis AG	4,700	320,202
Novo Nordisk A/S, “B”	464	85,374
Perrigo Co.	2,800	281,428
Pfizer, Inc.	35,439	966,776
Roche Holding AG	3,017	667,682
Santen Pharmaceutical Co. Ltd.	7,200	296,440
United Therapeutics Corp. (a)	1,168	62,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (a)	2,130	$141,262
Zoetis, Inc. (a)	2,560	66,560

		$5,371,555
Pollution Control - 0.1%
Stericycle, Inc. (a)	460	$43,401
Waste Connections, Inc.	1,270	45,745

		$89,146
Precious Metals & Minerals - 0.1%
Colossus Minerals, Inc. (a)	2,770	$11,359
Goldcorp, Inc.	810	28,529
Newcrest Mining Ltd.	3,740	91,262

		$131,150
Printing & Publishing - 0.2%
McGraw-Hill Cos., Inc.	790	$45,441
Moody’s Corp.	1,010	55,368
Pearson PLC	4,090	77,452
UBM PLC	2,362	28,171

		$206,432
Railroad & Shipping - 0.8%
Canadian National Railway Co.	1,810	$173,145
Diana Shipping, Inc. (a)	11,050	96,356
East Japan Railway Co.	1,300	87,856
Kansas City Southern Co.	2,450	228,120
Kuehne & Nagel International AG	1,470	172,675
Navios Maritime Holdings, Inc.	6,320	23,637
Union Pacific Corp.	1,883	247,539

		$1,029,328
Real Estate - 0.9%
Annaly Mortgage Management, Inc., REIT	1,980	$29,443
Ascendas Real Estate Investment Trust, REIT	59,000	120,608
Big Yellow Group PLC, REIT	4,090	24,001
BioMed Realty Trust, Inc., REIT	2,290	46,602
DDR Corp., REIT	1,770	29,364
Deutsche Wohnen AG	4,508	86,795
EPR Properties, REIT	890	41,705
Equity Lifestyle Properties, Inc., REIT	580	41,528
GSW Immobilien AG	2,978	127,088
Hang Lung Properties Ltd.	16,000	60,345
Midland Holdings Ltd.	130,000	66,212
Mitsubishi Estate Co. Ltd.	5,000	121,056
Public Storage, Inc., REIT	270	41,561
Simon Property Group, Inc., REIT	419	67,115
Supalai PLC	78,200	50,350
TAG Immobilien AG	3,970	48,164
Vornado Realty Trust, REIT	780	65,879

		$1,067,816
Restaurants - 1.1%
Ajisen (China) Holdings Ltd.	59,000	$45,113
Arcos Dorados Holdings, Inc.	22,452	308,490

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - continued
Bloomin Brands, Inc. (a)	2,250	$41,783
Chipotle Mexican Grill, Inc., “A” (a)	80	24,561
Chuy’s Holdings, Inc. (a)	3,060	86,843
Dunkin Brands Group, Inc.	1,060	38,701
McDonald’s Corp.	3,790	361,149
Starbucks Corp.	4,730	265,448
Whitbread PLC	2,483	101,208
YUM! Brands, Inc.	691	44,872

		$1,318,168
Special Products & Services - 0.1%
Filtrona PLC	8,193	$74,846

Specialty Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,190	$104,042
Airgas, Inc.	5,450	519,058
Akzo Nobel N.V.	4,624	316,372
Albemarle Corp.	1,180	72,346
Chugoku Marine Paints Ltd.	3,000	15,813
Croda International PLC	1,355	52,092
Elementis PLC	26,389	88,393
FMC Corp.	950	58,397
Kansai Paint Co. Ltd.	6,000	66,729
L’Air Liquide S.A.	601	76,822
Linde AG	2,014	367,531
Nippon Paint Co. Ltd.	4,000	35,956
Praxair, Inc.	542	59,821
Rockwood Holdings, Inc.	2,930	160,359
Sika AG	48	121,101
Symrise AG	5,791	204,871
Tronox Ltd., “A”	1,950	36,953

		$2,356,656
Specialty Stores - 2.2%
ABC-Mart, Inc.	1,400	$53,278
Advance Auto Parts, Inc.	660	48,523
Amazon.com, Inc. (a)	674	178,947
American Eagle Outfitters, Inc.	5,821	117,642
AutoZone, Inc. (a)	681	251,766
Bed Bath & Beyond, Inc. (a)	2,640	154,968
Children’s Place Retail Store, Inc. (a)	2,020	100,677
Citi Trends, Inc. (a)	2,910	37,655
Esprit Holdings Ltd.	26,821	37,281
Express, Inc. (a)	5,560	102,193
Gap, Inc.	583	19,052
Hennes & Mauritz AB, “B”	2,780	102,405
Industria de Diseno Textil S.A.	545	76,368
Monro Muffler Brake, Inc.	1,750	63,385
NEXT PLC	1,134	72,984
Nitori Co. Ltd.	700	53,508
PetSmart, Inc.	1,540	100,731
Ross Stores, Inc.	3,422	204,293
rue21, Inc. (a)	1,390	41,297
Sally Beauty Holdings, Inc. (a)	730	19,374
Staples, Inc.	4,030	54,324

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Tiffany & Co.	4,720	$310,340
Tile Shop Holdings, Inc. (a)	650	11,954
Tractor Supply Co.	1,300	134,771
Urban Outfitters, Inc. (a)	6,436	275,396
Zumiez, Inc. (a)	3,000	63,300

		$2,686,412
Telecommunications - Wireless - 1.4%
American Tower Corp., REIT	8,269	$629,684
KDDI Corp.	5,900	438,734
MTN Group Ltd.	2,080	40,717
NTT DoCoMo, Inc.	62	94,175
SBA Communications Corp. (a)	410	28,561
TIM Participacoes S.A., ADR	3,323	73,106
Vodafone Group PLC	174,648	476,703

		$1,781,680
Telephone Services - 1.4%
AT&T, Inc.	10,200	$354,858
Bezeq - The Israel Telecommunication Corp. Ltd.	45,960	53,940
British Telecom Group, PLC	17,360	68,447
CenturyLink, Inc.	5,107	206,578
China Unicom (Hong Kong) Ltd.	106,000	170,302
Deutsche Telekom AG	6,620	81,383
Frontier Communications Corp.	9,980	45,609
Royal KPN N.V.	2,798	15,751
TDC A.S.	10,303	78,847
Telecom Italia S.p.A.	157,292	134,550
Verizon Communications, Inc.	11,297	492,662
Windstream Corp.	5,830	56,784

		$1,759,711
Tobacco - 1.8%
Altria Group, Inc.	2,968	$99,962
British American Tobacco PLC	3,208	167,035
Japan Tobacco, Inc.	19,500	607,103
Lorillard, Inc.	9,090	355,146
Philip Morris International, Inc.	9,421	830,555
Schweitzer-Mauduit International, Inc.	770	31,370
Swedish Match AB	3,782	141,932

		$2,233,103
Trucking - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	1,669	$75,255
Celadon Group, Inc.	1,290	25,555
DSV A.S.	4,370	112,139
Expeditors International of Washington, Inc.	6,170	264,693
Swift Transportation Co. (a)	8,360	114,198
United Parcel Service, Inc., “B”	3,380	268,000
Yamato Holdings Co. Ltd.	16,600	279,011

		$1,138,851
Utilities - Electric Power - 1.5%
AES Corp.	30,240	$327,802
American Electric Power Co., Inc.	4,620	209,240

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Calpine Corp. (a)			1,560	$30,779
CenterPoint Energy, Inc.			1,340	27,390
CEZ A.S.			425	13,764
CMS Energy Corp.			13,000	334,100
DTE Energy Co.			760	48,116
Duke Energy Corp.			730	50,180
Edison International			2,020	97,344
Energias do Brasil S.A.			16,700	102,229
Entergy Corp.			1,130	72,998
FirstEnergy Corp.			2,920	118,231
Great Plains Energy, Inc.			2,500	53,500
Northeast Utilities			1,850	75,351
NRG Energy, Inc.			3,360	80,640
OGE Energy Corp.			500	29,355
PG&E Corp.			670	28,569
Portland General Electric Co.			900	25,848
PPL Corp.			500	15,145
Public Service Enterprise Group, Inc.			500	15,590
Tractebel Energia S.A., ADR			5,854	102,386
Wisconsin Energy Corp.			590	23,264

				$1,881,821
Utilities - Water - 0.1%
American Water Works Co., Inc.			420	$16,078
Suez Environnement			4,520	59,844

				$75,922
Total Common Stocks				$107,058,961

Convertible Preferred Stocks - 0.1%
Aerospace - 0.0%
United Technologies Corp., 7.5%			160	$9,110

Automotive - 0.0%
General Motors Co., 4.75%			500	$21,660

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%			1,600	$86,496
Total Convertible Preferred Stocks				$117,266

	Strike Price	First Exercise
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	677	$3,019
Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased - 1.1%
S&P 500 Index - March 2013 @ $1,450			$182	$1,053,780
S&P 500 Index - December 2013 @ $1,500			40	298,000
Total Call Options Purchased				$1,351,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 5.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	6,711,279	$6,711,279
Total Investments		$115,242,305
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
JDS Uniphase Corp. - February 2013 @ $13	$(5)	$(790)

Other Assets, Less Liabilities - 6.6%		8,132,121
Net Assets - 100.0%		$123,373,636

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At January 31, 2013, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate
EURIBOR	Euro Interbank Offered Rate
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/13

Forward Foreign Currency Exchange Contracts at 1/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Morgan Stanley Capital Services, Inc.	10,765,000	3/27/13	$11,258,360	$11,183,796	$74,564
SELL	CAD	JPMorgan Chase Bank N.A.	3,305,000	4/22/13	3,351,166	3,308,130	43,036
BUY	CHF	Barclays Bank PLC	2,085,000	2/25/13	2,289,329	2,291,536	2,207
SELL	EUR	Barclays Bank PLC	1,681,351	2/25/13	2,289,329	2,283,200	6,129
SELL	GBP	Barclays Bank PLC	5,235,000	2/25/13	8,303,480	8,301,754	1,726
SELL	GBP	JPMorgan Chase Bank N.A.	420,000	2/25/13	678,912	666,043	12,869
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	4/22/13	838,679	838,368	311
BUY	INR	JPMorgan Chase Bank N.A.	235,399,710	2/25/13	4,192,132	4,408,073	215,941
SELL	JPY	JPMorgan Chase Bank N.A.	486,499,845	3/27/13	5,704,534	5,321,921	382,613
BUY	KRW	JPMorgan Chase Bank N.A.	1,281,000,000	2/25/13	1,168,263	1,174,910	6,647
BUY	MXN	JPMorgan Chase Bank N.A.	60,100,000	3/27/13	4,687,053	4,703,025	15,972
SELL	MYR	JPMorgan Chase Bank N.A.	6,546,000	2/25/13	2,161,395	2,103,864	57,531
SELL	NZD	Goldman Sachs International	10,855,000	4/22/13	9,087,806	9,063,184	24,622
BUY	PHP	JPMorgan Chase Bank N.A.	90,500,000	2/25/13	2,191,807	2,224,333	32,526
BUY	PLN	JPMorgan Chase Bank N.A.	6,765,000	3/27/13	2,161,406	2,177,925	16,519
SELL	SGD	JPMorgan Chase Bank N.A.	565,000	4/22/13	461,457	456,489	4,968
BUY	ZAR	Barclays Bank PLC	21,667,718	2/25/13	2,400,000	2,415,839	15,839

							$914,020

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	2,190,000	3/27/13	$2,300,081	$2,275,199	$(24,882)
SELL	AUD	JPMorgan Chase Bank N.A.	2,025,000	3/27/13	2,092,861	2,103,780	(10,919)
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	2/25/13	362,423	380,831	(18,408)
SELL	CHF	JPMorgan Chase Bank N.A.	4,160,000	2/25/13	4,427,004	4,572,081	(145,077)
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	2/25/13	557,108	563,822	(6,714)
SELL	CZK	JPMorgan Chase Bank N.A.	42,770,000	2/25/13	2,159,741	2,263,187	(103,446)
SELL	EUR	JPMorgan Chase Bank N.A.	1,060,000	3/27/13	1,398,779	1,439,668	(40,889)
SELL	GBP	Goldman Sachs International	660,000	2/25/13	1,036,427	1,046,639	(10,212)
BUY	KRW	JPMorgan Chase Bank N.A.	615,000,000	2/25/13	571,078	564,067	(7,011)
BUY	MYR	JPMorgan Chase Bank N.A.	6,546,000	2/25/13	2,122,083	2,103,864	(18,219)
SELL	NOK	JPMorgan Chase Bank N.A.	12,840,000	4/22/13	2,321,249	2,343,068	(21,819)
SELL	NZD	JPMorgan Chase Bank N.A.	825,000	4/22/13	681,512	688,819	(7,307)
SELL	SEK	JPMorgan Chase Bank N.A.	14,030,000	2/25/13	2,096,234	2,205,770	(109,536)
SELL	ZAR	JPMorgan Chase Bank N.A.	1,790,000	2/25/13	198,723	199,576	(853)

							$(525,292)

Futures Contracts Outstanding at 1/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	13	$3,440,258	March - 2013	$39,178
DJ Euro Stoxx 50 (Long)	EUR	130	4,762,348	March - 2013	35,238
FTSE China A50 (Long)	USD	520	4,682,600	February - 2013	87,443
Nikkei 225 Index (Long)	JPY	60	7,289,628	March - 2013	637,689

					$799,548

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 1/31/13 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Amsterdam Index Future (Short)	EUR	15	$1,439,336	February - 2013	$(18,780)
CAC 40 Index (Short)	EUR	32	1,621,322	February - 2013	(1,601)
Canadian S&P/TSX 60 Index (Short)	CAD	11	1,602,466	March - 2013	(56,129)
E-mini NASDAQ-100 Future (Short)	USD	7	381,500	March - 2013	(8,354)
E-mini S&P MidCap 400 (Short)	USD	111	12,112,320	March - 2013	(892,676)
FTSE 100 Index (Short)	GBP	29	2,879,224	March - 2013	(92,281)
H-Shares Index (Short)	HKD	57	4,463,851	February - 2013	(38,081)
Hang Seng Index (Short)	HKD	12	1,839,441	February - 2013	(8,303)
MSCI Emerging Markets Mini Index (Long)	USD	207	11,093,130	March - 2013	(204,010)
MSCI Singapore Free Index (Short)	SGD	26	1,547,837	February - 2013	(13,176)
MSCI Taiwan Index (Short)	USD	163	4,594,970	February - 2013	(115,562)
OMX Index (Short)	SEK	85	1,561,534	February - 2013	(41,079)
Russell 2000 Index Mini (Short)	USD	47	4,230,470	March - 2013	(348,713)
S&P 500 Future (Short)	USD	154	57,492,050	March - 2013	(2,703,364)
SPI 200 Index (Short)	AUD	3	378,927	March - 2013	(11,088)
Topix Index (Short)	JPY	60	6,151,238	March - 2013	(889,724)

					$(5,442,921)

Swap Agreements at 1/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$422,734

Credit Default Swaps Agreements
12/20/17	USD	32,100,000	Deutsche Bank(a)	1.00% (fixed rate)	(1)	$203,872
12/20/17	USD	11,700,000	Citibank N.A.(b)	5.00% (fixed rate)	(2)	345,923
12/20/17	USD	26,000,000	Citibank N.A.(c)	1.00% (fixed rate)	(1)	165,131

						$714,926

						$1,137,660

Liability Derivatives
Interest Rate Swaps Agreements
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	$(32)
10/29/22	GBP	3,300,000	Deutsche Bank	1.9175% (fixed rate)	6-Month LIBOR	(59,705)
10/31/22	AUD	6,600,000	Deutsche Bank	3.73% (fixed rate)	6-Month BBSW	(129,773)
1/15/23	GBP	5,200,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	(56,769)
1/16/23	AUD	6,700,000	Citibank N.A.	3.9425% (fixed rate)	6-Month BBSW	(28,022)
12/23/41	USD	3,800,000	Citibank N.A.	2.6625% (fixed rate)	3-Month LIBOR	(247,074)
6/07/42	USD	3,200,000	Citibank N.A.	2.29375% (fixed rate)	3-Month LIBOR	(457,414)

						$(978,789)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.19 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.19 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $182,075.

Portfolio of Investments (unaudited) – continued

(b)	Net unamortized premiums paid by the fund amounted to $249,275.

(c)	Net unamortized premiums paid by the fund amounted to $13,071.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At January 31, 2013, the fund had cash collateral of $5,931,879 and other liquid securities with an aggregate value of $549,725 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$72,368,629	$66,560	$—	$72,435,189
United Kingdom	7,878,861	—	—	7,878,861
Japan	6,425,600	—	—	6,425,600
Switzerland	3,411,475	—	—	3,411,475
France	3,377,788	—	—	3,377,788
Germany	2,540,247	—	—	2,540,247
Netherlands	1,427,695	—	—	1,427,695
Hong Kong	1,322,636	—	—	1,322,636
Australia	1,026,659	—	—	1,026,659
Other Countries	8,476,811	208,065	—	8,684,876
Mutual Funds	6,711,279	—	—	6,711,279
Total Investments	$114,967,680	$274,625	$—	$115,242,305

Other Financial Instruments
Futures Contracts	$(4,643,373)	$—	$—	$(4,643,373)
Swap Agreements	—	158,871	—	158,871
Forward Foreign Currency Exchange Contracts	—	388,728	—	388,728
Written Options	(790)	—	—	(790)

For further information regarding security characteristics, see the Portfolio of Investments. At January 31, 2013, the fund held 1 level 3 securities valued at $0, which was also held and valued at $0 at October 31, 2012.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$95,575,290
Gross unrealized appreciation	20,548,406
Gross unrealized depreciation	(881,391)
Net unrealized appreciation (depreciation)	$19,667,015

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,799,997	30,901,935	(32,990,653)	6,711,279

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,931	$6,711,279

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2013, are as follows:

United States	43.6%
United Kingdom	20.7%
Germany	14.5%
Australia	11.7%
Japan	6.1%
Switzerland	2.8%
France	1.4%
Singapore	(1.0)%
Taiwan	(3.3)%
Other Countries	3.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2013

*	Print name and title of each signing officer under his or her signature.